Earnings Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Successor [Member]
Earnings Per Share (Tables) [Line Items]
Schedule of basic and diluted earnings per share
Successor
For the three months ended March 31, 2022
Numerator:
Net loss – basic and diluted	$(14,568)
Denominator:
Weighted average shares outstanding – basic and diluted	15,897,861
Basic and diluted loss per common share	$(0.92)

Successor
Period from November 27, 2021 to December 31, 2021
Numerator:
Net income – basic	$6,942
Effect of dilutive securities	(11,784)
Net income – diluted	$4,842

Denominator:
Weighted average shares outstanding – basic	11,749,911
Dilutive effect of Lender Warrants	2,544,554
Dilutive effect of Investor Shares	359,053
Weighted average shares outstanding – diluted	14,653,508
Basic earnings per common share	$0.59
Diluted earnings per common share	$(0.33)

Predecessor [Member]
Earnings Per Share (Tables) [Line Items]
Schedule of basic and diluted earnings per share
	Predecessor
	Three Months Ended March 31, 2021
	Angel Founder Units	Series A Units	Series R Units
Numerator:
Net Income allocation	$1,486	$577	$729

Denominator:
Weighted averaged units – basic	110,000	42,761	54,000
Weighted averaged units – diluted	110,000	42,761	54,000

Earnings per unit – basic	$13.50	$13.50	$13.50
Earnings per unit – diluted	$13.50	$13.50	$13.50

	Predecessor
	Period from January 1, 2020 to November 26, 2021			For the year ended December 31, 2021
	Angel Founder Units	Series A Units	Series R Units	Angel Founder Units	Series A Units	Series R Units
Numerator:
Net Income	$10,985	$—	$—	$14,396	$—	$—
Less:
Income Distributions(1)	12,373	—	—	15,449	—	—
Undistributed net income (loss)	$(1,388)	$—	$—	$(1,053)	$—	$—

Allocation of undistributed net income (loss)	$(738)	$(287)	$(363)	$(624)	$(242)	$(187)
Actual Distributions by Unit class	6,583	2,559	3,231	5,866	6,971	2,612
Net income allocation	$5,845	$2,272	$2,868	$5,242	$6,729	$2,425

Denominator:
Weighted averaged units – basic	110,000	42,761	54,000	110,000	42,761	54,000
Weighted averaged units – diluted	110,000	42,761	54,000	110,000	42,761	54,000

Earnings per unit – basic	$53.13	$53.13	$53.13	$47.65	$157.36	$44.91
Earnings per unit – diluted	$53.13	$53.13	$53.13	$47.65	$157.36	$44.91